Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent Events
Two-Year
Strategic Transformation Restructuring Program
On February 20, 2023, the Company approved a
two-year
strategic transformation restructuring program (the “Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions. The Company currently expects to record in the aggregate approximately $140 million in pre-tax
restructuring charges over the next two years. The restructuring charges are expected to include severance charges with an estimated range from $20 million to $30 million over the two-year
period and other restructuring charges related to items such as data center exit costs, third party fees associated with the restructuring, and costs associated with transitioning existing technology and processes, which are estimated to account for between $100 million and $120 million over the two-year
period. The Company estimates an annual savings of over $100 million after the Program is completed. The Program is expected to commence in the first quarter of 2023 and to be substantially completed over an estimated two-year
period.